Bank and Other Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Bank and Other Borrowings
1 5	BANK AND OTHER BORROWINGS

	2021	2022
	RM	RM	USD
Bank borrowings
- Current	143,858	133,843	30,402
- Non-current	398,526	309,331	70,262
Total bank borrowings	542,384	443,174	100,664

Other borrowings – current	668,608	649,699	147,575

Total borrowings	1,210,992	1,092,873	248,239

Notes:

(A)	Bank borrowings :

This is made up of the following loans:

Loan 1 : A principal amount of RM150,000 from a financial institution, which charged an interest rate at 5.00% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM3,318.

The maturity date is June

2023.

Loan 2 : A principal amount of RM200,000 from a financial institution, which charged an interest rate at 3.50% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM3,639.

The maturity date is August 2026.

Loan 3 : A principal amount of RM300,000 from a financial institution, which charged an interest rate at 3.50% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM6,136.
 The maturity date is August

2026.

The bank borrowings of the Group are secured against:

a)	Guarantee in favour of the lender by Credit Guarantee Corporation (CGC) under the portfolio guarantee scheme for 70% of the approved limit;

b)	Corporate guarantee in favour of the lender by a third party company which the Director have interests;

c)	Assignment of single premium reducing term plan issued by Sun Life Malaysia Assurance Berhad under Director of the Company, for the sum insured of not less than RM150,000 to the lender; and

d)	Jointly and severally guaranteed in favour of the lender by a Director of the Company.

(B)	Other borrowings

This relates to redeemable preference shares issued by a subsidiary. The redeemable preference shares are liability in nature as the subsidiary has to redeem the shares at a particular date by paying agreed amount to the holder of the shares. Non-discretionary dividends paid on redeemable preference shares is recorded as expenses in income statement as any return paid towards liabilities is treated as an interest expense in the income statement.

The redeemable preference shares have a face value of RM600,000 representing 600,000 shares at RM 1.00 each. It is redeemable at a fair value of RM600,000.